Government Grants (Tables)	12 Months Ended
Dec. 31, 2020
Government Grants
Schedule of government grants recognized

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development expenses	1,607	6,133	1,422
Other income	539	780	573
	2,146	6,913	1,995